Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Authorized and Outstanding Convertible Preferred Stock

Authorized and outstanding Series A, Series B, Series C, Series C-1, Series D, Series E and Series F convertible preferred stock (collectively, preferred stock) as of December 31, 2012 are as follows:

		Shares
Convertible Preferred Stock	Net Carrying Amount (In Thousands)	Authorized	Issued and Outstanding
Series A	$30	181,722	45,430
Series B	4,744	10,411,625	2,602,903
Series C	11,931	13,650,896	3,412,719
Series C-1	4,725	5,682,948	1,420,730
Series D	14,910	17,062,711	4,265,676
Series E	20,210	18,436,763	4,609,185
Series F	56,718	21,300,000	5,087,608

	$113,268	86,726,665	21,444,251

Weighted Average Assumptions for Options Granted

The following table presents the weighted-average assumptions for options granted during the periods presented:

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Expected term (in years)	6.3	6.2
Risk-free interest rate	1.37%	1.02%
Dividend yield	None	None
Volatility rate	42%	44%

The following table presents the weighted-average assumptions used to estimate the fair value of the stock options granted in the Company’s consolidated financial statements:

	Year Ended December 31,
	2010	2011	2012
Expected term (in years)	6.2	5.8	6.3
Risk-free interest rate	2.90%	1.73%	1.26%
Dividend yield	None	None	None
Volatility rate	47%	39%	42%

Stock Option Activity and Related Information

Stock option activity and related information during the period indicated was as follows (unaudited):

	Options Outstanding	Weighted- Average Exercise Price	Options Exercisable	Exercisable Weighted- Average Exercise Price
Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20
Granted	354,250	20.82
Exercised	(265,560)	2.02
Forfeited	(88,749)	10.34

Outstanding at June 30, 2013	6,730,461	$5.98	3,694,041	$2.94

The Company’s stock option activity and related information under the 2010 Plan was as follows:

	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Exercisable Weighted Average Exercise Price
Outstanding at December 31, 2011	4,278,806	$2.57	2,716,392	$1.56
Granted	2,578,821	9.28
Exercised	(56,367)	2.58
Forfeited	(70,740)	6.12

Outstanding at December 31, 2012	6,730,520	$5.10	3,352,116	$2.20

Summary of Options Outstanding

The summary of options outstanding as of December 31, 2012 is shown below:

	Outstanding Options		Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Number Exercisable	Weighted Average Remaining Contractual Life (Years)
$ 0.20	15,000	1.93	15,000	1.93
0.40	8,750	2.17	8,750	2.17
0.68	1,397,665	3.68	1,397,665	3.68
1.00	653,066	5.08	653,066	5.08
2.00	64,984	5.85	63,706	5.84
2.64	107,500	6.65	88,953	6.64
4.48	1,937,809	7.59	1,029,280	7.41
6.84	1,620,746	9.15	74,915	8.93
12.72	353,750	9.39	20,781	9.39
14.12	571,250	9.63	—	—

	6,730,520	7.13	3,352,116	5.36